June 1, 2007

Supplement

SUPPLEMENT DATED JUNE 1, 2007 TO THE PROSPECTUS OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
THE HIGH YIELD PORTFOLIO
CLASS X and CLASS Y
Dated May 1, 2007

The second, third and fourth paragraphs of the section of the Prospectus entitled ‘‘The Portfolio — Portfolio Management’’ are hereby deleted and replaced with the following:

The Portfolio’s assets are managed within the Taxable Fixed Income team. The team consists of portfolio managers and analysts. The current member of the team primarily responsible for the day-to-day management and the execution of the overall strategy of the Portfolio is Steven K. Kreider, a Managing Director of the Investment Adviser.

Mr. Kreider has been associated with the Investment Adviser in an investment management capacity since February 1988 and began managing the Portfolio in June 2007.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

LIT SPT VAR HY 06/07

June 1, 2007

Supplement

SUPPLEMENT DATED JUNE 1, 2007 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
CLASS X and CLASS Y
Dated May 1, 2007

The section of the Statement of Additional Information entitled ‘‘V. Investment Advisory and Other Services — F. Fund Management — Other Accounts Managed by the Portfolio Managers — With respect to the High Yield Portfolio’’ is hereby deleted and replaced with the following:

As of April 30, 2007, Steven K. Kreider managed 26 registered investment companies with a total of approximately $29.1 billion in assets; no pooled investment vehicles other than registered investment companies; and 71 other accounts (which include separate accounts managed under certain ‘‘wrap fee programs’’) with a total of approximately $12.8 billion in assets. Of these 71 other accounts, three accounts with a total of approximately $970 million in assets had performance-based fees.

The section of the Statement of Additional Information entitled ‘‘V. Investment Advisory and Other Services — F. Fund Management — Securities Ownership of Portfolio Managers — With respect to the High Yield Portfolio’’ is hereby deleted and replaced with the following:

As of April 30, 2007, Steven K. Kreider did not own any securities in the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.